Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Cost	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Total
Balance, December 31, 2022	$885,237	$12,135,221	$–	$92,255	$42,439	$129,235	$13,284,387
Additions	434,344	–	1,502	–	412	37	436,295
Disposal	–	(93,002)	–	(57,668)	–	–	(150,670)
Foreign exchange movements	35,756	459,804	36	(1,871)	6,011	5,684	505,420
Balance, December 31, 2023	1,355,337	12,502,023	1,538	32,716	48,862	134,956	14,075,432
Additions	1,200,000	–	143,020	–	–	873	1,343,893
Impact of sale of RPK	(909,551)	(12,148,749)	–	(28,983)	(25,610)	(126,346)	(13,239,239)
Foreign exchange movements	(63,184)	(353,274)	(1,034)	(3,733)	(15,364)	(6,156)	(442,745)
Balance, June 30, 2024	$1,582,602	$–	$143,524	$–	$7,888	$3,327	$1,737,341
Accumulated depreciation	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Total
Balance, December 31, 2022	$–	$1,053,249	$–	$30,519	$26,344	$14,771	$1,124,883
Depreciation	–	1,541,644	300	29,928	12,757	21,330	1,605,959
Disposal	–	(14,771)	–	(36,316)	–	–	(51,087)
Foreign exchange movements	–	143,044	8	(2,767)	5,660	2,469	148,414
Balance, December 31, 2023	–	2,723,166	308	21,364	44,761	38,570	2,828,169
Depreciation	–	–	152	–	1,315	482	1,949
Depreciation - RPK	–	255,023	–	2,202	1,040	3,236	261,501
Impact of sale of RPK	–	(2,662,688)	–	(19,866)	(24,764)	(34,669)	(2,741,987)
Foreign exchange movements	–	(315,501)	(1)	(3,700)	(15,830)	(5,784)	(340,816)
Balance, June 30, 2024	$–	$–	$459	$–	$6,522	$1,835	$8,816
Impairment	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Total
Balance, December 31, 2022	$–	$–	$–	$–	$–	$–	$–
Impairment	737,994	7,902,730	–	9,174	1,135	76,998	8,728,031
Balance, December 31, 2023	737,994	7,902,730	–	9,174	1,135	76,998	8,728,031
Impact of sale of RPK	(737,994)	(7,902,730)	–	(9,174)	(1,135)	(76,998)	(8,728,031)
Balance, June 30, 2024	$–	$–	$–	$–	$–	$–	$–
Net book value	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Total
Balance, December 31, 2023	$617,343	$1,876,127	$1,230	$2,178	$2,966	$19,388	$2,519,232
Balance, June 30, 2024	$1,582,602	$–	$143,065	$–	$1,366	$1,492	$1,728,525